Restructuring Restructuring Additional Information (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 26, 2011	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Percentage Of Manufacturing Facilities Impacted By Restructuring		33.00%
Total number of manufacturing locations		31
Number Of Manufacturing Locations Impacted By Restructuring		6
Restructuring and related costs, expected percentage of positions eliminated	7.50%
Impairment of Long-Lived Assets Held-for-use		$ 7,754,000
Impairment of Long-Lived Assets to be Disposed of		13,151,000
Restructuring Reserve, Current		25,600,000
Restructuring Reserve, Noncurrent		3,000,000
Impairment of Goodwill [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets to be Disposed of		7,700,000
Water Operating Segment [Member]
Restructuring Cost and Reserve [Line Items]
Assets Held-for-sale, Property, Plant and Equipment		3,600,000
Intangible asset, net amount, transferred to held for sale		2,600,000
Goodwill transferred to other current assets		6,700,000
Impairment of Long-Lived Assets Held-for-use		328,000
Impairment of Long-Lived Assets to be Disposed of		12,100,000
Energy Operating Segment [Member] | Land and Building [Member]
Restructuring Cost and Reserve [Line Items]
Total number of manufacturing locations		3
Impairment of Long-Lived Assets Held-for-use		7,800,000
Energy Operating Segment [Member] | Machinery and Equipment, Computers and Software [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets Held-for-use		3,900,000
Energy Operating Segment [Member] | Impairment of Goodwill [Member]
Restructuring Cost and Reserve [Line Items]
Impairment of Long-Lived Assets to be Disposed of		1,000,000
Expected Cost Savings by the End of 2013 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Expected Cost Savings		30,000,000
Expected Cost Savings in 2012 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Expected Cost Savings		$ 15,000,000